Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Interest income	$ 1,773,640	$ 1,739,317	$ 1,646,329
Interest expense	(873,222)	(851,654)	(863,347)
Net interest income	900,418	887,663	782,982
Fee and commission income	244,196	237,956	216,420
Fee and commission expense	(69,792)	(51,827)	(38,849)
Net fee and commission income	174,404	186,129	177,571
Net income from financial operations	143,634	172,755	8,268
Net foreign exchange gain (loss)	27,626	(17,965)	46,165
Other operating income	44,972	26,656	41,532
Net operating profit before provision for loan losses	1,291,054	1,255,238	1,056,518
Provision for loan losses	(382,678)	(279,798)	(315,417)
NET OPERATING PROFIT	908,376	975,440	741,101
Personnel salaries and expenses	(298,209)	(294,747)	(281,323)
Administrative expenses	(248,881)	(291,736)	(305,622)
Depreciation and amortization	(127,166)	(86,817)	(81,845)
Impairment	(728)	(28)	(27)
Other operating expenses	(61,549)	(68,199)	(62,330)
Total operating expenses	(736,533)	(741,527)	(731,147)
Income from investment in associates	532
Operating income before income taxes	172,375	233,913	9,954
Income taxes	(47,853)	(67,059)	52,871
Consolidated income from continuing operations	124,522	166,854	62,825
Loss from discontinued operations	532
TOTAL CONSOLIDATED INCOME FOR THE YEAR	124,522	166,854	62,825
Attributable to:
Equity holders of the Bank	113,684	171,331	67,821
Non-controlling interest	$ 10,838	$ (4,477)	$ (4,996)
Earnings per share attributable to equity holders of the Bank (in Chilean pesos)
Basic earnings per share	$ 0.222	$ 0.334	$ 0.132
Diluted earnings per share	$ 0.222	$ 0.334	$ 0.132